UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman


13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Partner / General Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:


/s/ Brian Guzman                  New York, New York             5/13/2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $1,453,179
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number                 Name

1.          028-11626                            Indus Partners, LLC
----       ----------------------               ------------------------------

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COL 7         COLUMN 8
----------------------------  ---------------   ---------  --------  ------------------   ----------  -------  -------------------
                                                            VALUE    SHRS OR   SH/ PUT/   INVESTMENT   OTHR      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT   PRN CALL   DISCRETION   MGRS    SOLE  SHARED  NONE
----------------------------  ---------------   ---------  --------  --------  --------   ----------  -------  ----  ------  ----
ADOBE SYS INC                 COM               00724F101   70,465  2,125,000      Call   SHARED        1      0     2,125,000   0
AEROFLEX HLDG CORP            COM               007767106    3,794    208,342             SHARED        1      0       208,342   0
BAXTER INTL INC               COM               071813109   16,423    305,430             SHARED        1      0       305,430   0
CALGON CARBON CORP            COM               129603106   13,048    821,640             SHARED        1      0       821,640   0
CHEMSPEC INTL LTD             ADR               163868102    5,845    793,436             SHARED        1      0       793,436   0
CHESAPEAKE ENERGY CORP        COM               165167107      268      8,000             SHARED        1      0         8,000   0
CHINA CORD BLOOD CORP         SHS               G21107100    6,517  1,999,223             SHARED        1      0     1,999,223   0
CHINA INFORMATION TECHNOLOGY  COM               16950L109    2,142    793,330             SHARED        1      0       793,330   0
CHINA LODGING GROUP LTD       SPONSORED ADR     16949N109    1,702     97,600             SHARED        1      0        97,600   0
CITRIX SYS INC                COM               177376100   51,422    700,000      Call   SHARED        1      0       700,000   0
CNINSURE INC                  SPONSORED ADR     18976M103    3,381    260,912             SHARED        1      0       260,912   0
CTRIP COM INTL LTD            AMERICAN DEP SHS  22943F100   12,447    300,000             SHARED        1      0       300,000   0
EBAY INC                      COM               278642103  108,019  3,480,000      Call   SHARED        1      0     3,480,000   0
E HOUSE CHINA HLDGS LTD       ADR               26852W103    4,414    375,675             SHARED        1      0       375,675   0
ETFS PALLADIUM TR             SH BEN INT        26923A106    1,087     14,300             SHARED        1      0        14,300   0
ETFS PLATINUM TR              SH BEN INT        26922V101    1,178      6,700             SHARED        1      0         6,700   0
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109   60,138  1,960,807             SHARED        1      0     1,960,807   0
FORTRESS INVESTMENT GROUP LL  CL A              34958B106      639    112,500             SHARED        1      0       112,500   0
GILEAD SCIENCES INC           COM               375558103   16,988    400,000      Call   SHARED        1      0       400,000   0
HOME INNS & HOTELS MGMT INC   SPON ADR          43713W107    6,901    174,400             SHARED        1      0       174,400   0
HSBC HLDGS PLC                SPON ADR NEW      404280406   82,362  1,590,000      Call   SHARED        1      0     1,590,000   0
ISHARES TR                    RUSSELL 2000      464287655   52,185    620,000      Put    SHARED        1      0       620,000   0
IVANHOE ENERGY INC            COM               465790103      422    149,700             SHARED        1      0       149,700   0
KB FINANCIAL GROUP INC        SPONSORED ADR     48241A105    2,661     51,000             SHARED        1      0        51,000   0
KINROSS GOLD CORP             COM NO PAR        496902404   11,765    747,000             SHARED        1      0       747,000   0
MILLICOM INTL CELLULAR S A    SHS NEW           L6388F110   24,129    250,900             SHARED        1      0       250,900   0
MILLICOM INTL CELLULAR S A    SHS NEW           L6388F110   38,468    400,000      Call   SHARED        1      0       400,000   0
MARKET VECTORS ETF TR         JR GOLD MINERS E  57060U589   32,651    832,500      Call   SHARED        1      0       832,500   0
ISHARES TR                    MSCI EMERG MKT    464287234  129,219  2,655,000      Put    SHARED        1      0     2,655,000   0
POWERSHARES QQQ TRUST         UNIT SER 1        73935A104   51,400    895,000      Put    SHARED        1      0       895,000   0
NEXEN INC                     COM               65334H102      683     27,400             SHARED        1      0        27,400   0
NEXEN INC                     COM               65334H102   19,188    770,000      Call   SHARED        1      0       770,000   0
NYSE EURONEXT                 COM               629491101   19,936    800,000      Call   SHARED        1      0       800,000   0
POPULAR INC                   COM               733174106   16,060  5,500,000      Call   SHARED        1      0     5,500,000   0
POSCO                         SPONSORED ADR     693483109   24,001    210,000      Call   SHARED        1      0       210,000   0
SK TELECOM LTD                SPONSORED ADR     78440P108   20,428  1,086,000             SHARED        1      0     1,086,000   0
SPDR S&P 500 ETF TR           TR UNIT           78462F103  314,238  2,370,000      Put    SHARED        1      0     2,370,000   0
SPDR GOLD TRUST               GOLD SHS          78463V107   54,192  1,276,000      Call   SHARED        1      0     1,276,000   0
TALECRIS BIOTHERAPEUTICS HLD  COM               874227101   18,605    694,210             SHARED        1      0       694,210   0
TALISMAN ENERGY INC           COM               87425E103    7,062    285,900             SHARED        1      0       285,900   0
TALISMAN ENERGY INC           COM               87425E103   36,062  1,460,000      Call   SHARED        1      0     1,460,000   0
TERADATA CORP DEL             COM               88076W103  110,526  2,180,000      Call   SHARED        1      0     2,180,000   0
MARKET VECTORS ETF TR         VIETNAM ETF       57060U761      118      4,967             SHARED        1      0         4,967   0